Expenses by nature - Research and development costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Research and development costs
Employee benefit expenses	¥ 469,320	¥ 514,456	¥ 610,564
Technology service fees	946,700	859,324	682,222
Amortization of intangible assets	6,282	3,396	3,812
Depreciation of property and equipment	14,168	11,182	9,659
Impairment loss of intangible assets	3,837	3,747	5,597
Others	22,334	23,200	37,438
Amounts incurred	1,462,641	1,415,305	1,349,292
Less: capitalized
Employee benefit expenses	(19,827)	(45,016)	(125,767)
Technology service fees	(25,123)	(17,271)	(50,235)
Capitalized research and development costs	(44,950)	(62,287)	(176,002)
Research and development costs	¥ 1,417,691	¥ 1,353,018	¥ 1,173,290